Schedule of direct taxes charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		R$ 258,340	R$ 508,743
Current portion		(245,113)	(296,299)
Non-current portion		13,227	212,444
Income Tax And Social Contribution On Income [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable	[1]	186,294	313,145
P I S And C O F I N S [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		41,916	154,353
Other Direct Taxes [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable	[2]	R$ 30,130	R$ 41,245

[1]	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by clients.
[2]	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2021 is R$ 203 million and the outstanding amount on December 31, 2021 is R$ 11,184 (R$ 24,732 on December 31, 2020). This amount is being amortized by the lifespan of the asset being financed and appropriated in the group of “other net revenues (expenses)” (note 29).